Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (32.5%)
		Australia (1.2%)
		Basic Materials
	$1,275	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40%	09/29/27	$1,315,022
		Consumer, Non-Cyclical
	1,550	Woolworths Group Ltd. (a)	4.00	09/22/20	1,568,503
		Energy
EUR	1,000	APT Pipelines Ltd.	2.00	03/22/27	1,217,203
	$1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,297,746
	2,098	Santos Finance Ltd.	4.125	09/14/27	2,210,641
					4,725,590
		Finance
	1,375	Macquarie Group Ltd. (a)(b)	4.15	03/27/24	1,461,231
		Industrials
EUR	1,600	Aurizon Network Pty Ltd.	3.125	06/01/26	2,058,099
		Total Australia			11,128,445

		Belgium (0.2%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(c)	1,178,016
	700	Solvay Finance SA	5.425	(c)	890,215
		Total Belgium			2,068,231

		Brazil (1.3%)
		Basic Materials
	$1,160	Braskem Netherlands Finance BV (a)	4.50	01/31/30	1,167,192
		Consumer, Non-Cyclical
	1,225	Minerva Luxembourg SA (a)	5.875	01/19/28	1,293,171
		Energy
	2,630	Petrobras Global Finance BV (a)	5.093	01/15/30	2,889,318
		Finance
	2,870	Banco Bradesco SA (a)	3.20	01/27/25	2,889,229
	3,725	Itau Unibanco Holding SA (a)	2.90	01/24/23	3,738,224
					6,627,453
		Total Brazil			11,977,134

		Canada (1.2%)
		Basic Materials
	1,525	Eldorado Gold Corp. (a)	9.50	06/01/24	1,638,742
	1,000	IAMGOLD Corp. (a)	7.00	04/15/25	1,032,915
	1,600	NOVA Chemicals Corp. (a)	4.875	06/01/24	1,627,336
					4,298,993
		Consumer, Non-Cyclical
	1,770	GW B-CR Security Corp. (a)	9.50	11/01/27	1,892,749
		Energy
	425	Baytex Energy Corp. (a)	5.125	06/01/21	424,193
		Finance
	1,825	Bank of Nova Scotia (The)	2.00	11/15/22	1,839,393
	1,750	National Bank of Canada (a)	2.15	10/07/22	1,764,193
					3,603,586
		Industrials
	750	Bombardier, Inc. (a)	7.45	05/01/34	722,885
		Total Canada			10,942,406

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

		China (0.9%)
		Basic Materials
	1,080	CNAC HK Finbridge Co. Ltd.	3.875	06/19/29	1,150,597
	1,000	Syngenta Finance N.V. (a)	4.441	04/24/23	1,056,902
					2,207,499
		Communications
	2,000	Baidu, Inc.	2.875	07/06/22	2,028,193
	2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,243,102
					4,271,295
		Finance
	1,720	Country Garden Holdings Co., Ltd.	7.25	04/08/26	1,885,309
		Total China			8,364,103

		Colombia (0.2%)
		Communications
	325	Millicom International Cellular SA	6.625	10/15/26	358,507
		Finance
	920	Grupo Aval Ltd. (a)	4.375	02/04/30(d)	931,960
		Total Colombia			1,290,467

		Denmark (0.1%)
		Finance
	850	Danske Bank A/S (a)	5.00	01/12/22	895,806

		France (2.1%)
		Communications
EUR	1,750	Orange SA	5.00	(c)	2,367,137
		Consumer, Non-Cyclical
	500	Eurofins Scientific SE	4.875	(c)	584,954
	1,150	Europcar Mobility Group	4.125	11/15/24	1,206,829
					1,791,783
		Energy
	1,900	TOTAL SA	2.708	(c)	2,242,866
	$600	TOTAL SA, FP	0.50	12/02/22	610,632
					2,853,498
		Finance
EUR	1,900	AXA SA	3.25	05/28/49	2,438,400
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,463,665
EUR	1,500	BNP Paribas SA	2.875	10/01/26	1,898,314
	$1,875	BPCE SA (a)	5.15	07/21/24	2,084,998
EUR	2,000	Credit Agricole Assurances SA	4.50	(c)	2,551,759
					11,437,136
		Total France			18,449,554

		Germany (1.5%)
		Consumer, Cyclical
	$1,300	Daimler Finance North America LLC (a)	2.70	06/14/24	1,325,957
EUR	1,400	Volkswagen International Finance N.V.	4.625	(c)	1,754,040
					3,079,997
		Consumer, Non-Cyclical
	$2,750	Bayer US Finance LLC (a)	3.00	10/08/21	2,808,228
EUR	825	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00	07/15/25	914,581
					3,722,809
		Energy
	1,100	Wintershall Dea Finance BV	1.332	09/25/28	1,255,607

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

		Finance
	$1,550	Deutsche Bank AG	2.70	07/13/20	1,553,125
	2,625	Deutsche Bank AG	3.15	01/22/21	2,647,935
EUR	1,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	1,582,585
					5,783,645
		Total Germany			13,842,058

		India (0.4%)
		Communications
	$1,150	Bharti Airtel International Netherlands BV (a)	5.35	05/20/24	1,242,327
	600	Bharti Airtel Ltd.	4.375	06/10/25	623,839
					1,866,166
		Energy
	1,800	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,894,277
		Total India			3,760,443

		Ireland (0.5%)
		Finance
	1,775	Avolon Holdings Funding Ltd. (a)	2.875	02/15/25	1,792,803
		Industrials
EUR	1,250	Eircom Finance DAC	3.50	05/15/26	1,440,898
	$1,275	Park Aerospace Holdings Ltd. (a)	5.25	08/15/22	1,367,478
					2,808,376
		Total Ireland			4,601,179

		Israel (0.1%)
		Consumer, Non-Cyclical
	421	Teva Pharmaceutical Finance Netherlands III BV	2.20	07/21/21	413,978

		Italy (1.4%)
		Finance
EUR	1,900	Assicurazioni Generali SpA	5.50	10/27/47	2,605,059
	1,400	Intesa Sanpaolo SpA	1.125	07/14/25	1,669,669
	$1,000	Intesa Sanpaolo SpA (a)	6.50	02/24/21	1,046,829
	2,150	UniCredit SpA (a)	6.572	01/14/22	2,314,069
					7,635,626
		Utilities
	3,000	Enel Finance International N.V. (a)	4.25	09/14/23	3,219,921
EUR	1,400	Enel SpA	2.50	11/24/78	1,625,334
					4,845,255
		Total Italy			12,480,881

		Japan (0.1%)
		Communications
	555	SoftBank Group Corp.	4.00	09/19/29	653,901
	400	SoftBank Group Corp.	5.00	04/15/28	492,553
		Total Japan			1,146,454

		Luxembourg (0.2%)
		Basic Materials
	100	INEOS Finance PLC	2.125	11/15/25	110,792
		Communications
	$1,690	Intelsat Jackson Holdings SA	5.50	08/01/23	1,359,749
		Total Luxembourg			1,470,541

		Malaysia (0.4%)
		Consumer, Cyclical
	3,700	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	3,928,510

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

		Mexico (0.5%)
		Energy
MXN	1,900	Petroleos Mexicanos	2.50	08/21/21	2,174,824
	$485	Petroleos Mexicanos (a)	6.95	01/28/60	493,381
					2,668,205
		Finance
	1,600	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,615,728
		Total Mexico			4,283,933

		Netherlands (1.0%)
		Communications
EUR	1,100	UPC Holding BV	3.875	06/15/29	1,284,893
		Finance
EUR	1,400	ASR Nederland N.V.	5.00	(c)	1,781,424
	1,625	Cooperatieve Rabobank UA	5.50	(c)	1,839,268
	$1,325	ING Bank N.V. (a)	5.80	09/25/23	1,485,050
EUR	2,000	NN Group	4.50	(c)	2,545,087
					7,650,829
		Total Netherlands			8,935,722
		Norway (0.2%)
		Energy
	$1,825	Aker BP ASA (a)	4.75	06/15/24	1,902,234

		Peru (0.1%)
		Industrials
	1,000	Lima Metro Line 2 Finance Ltd. (a)	4.35	04/05/36	1,076,565

		Spain (1.5%)
		Communications
EUR	1,000	Telefonica Europe BV	5.875	(c)	1,287,653
		Consumer, Non-Cyclical
	925	Grifols SA (a)	2.25	11/15/27	1,051,517
		Energy
	1,000	Repsol International Finance BV	4.50	03/25/75	1,268,417
		Finance
	1,000	Banco Bilbao Vizcaya Argentaria SA	6.75	(c)	1,112,009
	1,600	Banco Santander SA	3.125	01/19/27	2,034,489
	2,300	CaixaBank SA	2.25	04/17/30	2,675,438
	900	Inmobiliaria Colonial Socimi SA	2.00	04/17/26	1,089,903
					6,911,839
		Utilities
	900	IE2 Holdco SAU	2.875	06/01/26	1,130,528
	1,400	NorteGas Energia Distribucion SAU	2.065	09/28/27	1,692,329
					2,822,857
		Total Spain			13,342,283

		Sweden (0.2%)
		Finance
	1,450	Intrum AB	3.125	07/15/24	1,637,687

		Switzerland (0.9%)
		Basic Materials
	$2,200	Glencore Funding LLC (a)(b)	3.875	10/27/27	2,321,431
		Finance
	1,300	Credit Suisse Group AG (a)	2.593	09/11/25	1,322,052
	1,375	UBS AG	5.125	05/15/24	1,487,254
					2,809,306
		Industrials
CHF	1,300	Sika AG	0.15	06/05/25	1,541,024
		Technology
	$800	STMicroelectronics N.V., B	0.25	07/03/24	1,174,736
		Total Switzerland			7,846,497

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

		United Kingdom (2.1%)
		Consumer, Non-Cyclical
	2,600	BAT Capital Corp.	3.222	08/15/24	2,704,721
	2,350	Imperial Brands Finance PLC (a)	3.125	07/26/24	2,407,948
					5,112,669
		Energy
GBP	900	BP Capital Markets PLC	2.274	07/03/26	1,273,069
		Finance
EUR	1,700	Aviva PLC	3.875	07/03/44	2,121,721
	$1,675	HSBC Holdings PLC	3.803	03/11/25	1,779,463
	1,000	HSBC Holdings PLC	4.375	11/23/26	1,102,762
GBP	1,500	Lloyds Banking Group PLC	2.25	10/16/24	2,047,018
	$1,375	Lloyds Banking Group PLC	4.375	03/22/28	1,551,751
EUR	900	Lloyds Banking Group PLC	6.375	(c)	1,018,731
	$1,425	Santander UK PLC (a)	5.00	11/07/23	1,551,831
					11,173,277
		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,279,402
		Total United Kingdom			18,838,417

		United States (14.2%)
		Communications
EUR	1,100	AT&T, Inc.	1.80	09/05/26	1,328,732
GBP	1,200	AT&T, Inc.	2.90	12/04/26	1,707,081
	$1,100	Booking Holdings, Inc. (b)	0.90	09/15/21	1,213,407
	1,225	Charter Communications Operating LLC/Charter Communications Operating Capital	3.75	02/15/28	1,285,408
	1,093	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	1,181,008
	900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	1,009,857
	2,635	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)(b)	6.625	08/15/27	2,468,600
	2,175	Level 3 Financing, Inc. (a)	3.40	03/01/27	2,238,401
	1,000	MDC Partners, Inc. (a)	6.50	05/01/24	907,500
	2,010	Netflix, Inc. (a)	4.875	06/15/30	2,100,400
	785	Palo Alto Networks, Inc.	0.75	07/01/23	874,116
	2,700	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	2,859,745
	1,410	TEGNA, Inc. (a)	4.625	03/15/28	1,419,694
	1,660	Twitter, Inc.	1.00	09/15/21	1,625,430
					22,219,379
		Consumer, Cyclical
	1,427	American Axle & Manufacturing, Inc.	6.50	04/01/27	1,462,711
	1,210	Boyd Gaming Corp. (a)	4.75	12/01/27	1,239,464
	1,000	Century Communities, Inc.	5.875	07/15/25	1,052,915
	725	Diamond Resorts International, Inc. (a)	10.75	09/01/24	756,113
	575	Enterprise Development Authority (The) (a)	12.00	07/15/24	661,011
	2,000	Ford Motor Credit Co., LLC	3.336	03/18/21	2,023,025
	1,825	General Motors Financial Co., Inc.	2.90	02/26/25	1,846,579
	2,375	General Motors Financial Co., Inc.	4.30	07/13/25	2,549,463
	425	Global Partners LP/GLP Finance Corp.	7.00	06/15/23	436,864
	936	Guitar Center, Inc. (a)(e)	13.00	04/15/22	758,160
EUR	1,525	International Game Technology PLC	3.50	06/15/26	1,786,436
	$1,500	Las Vegas Sands Corp.	2.90	06/25/25	1,529,234
	1,775	Las Vegas Sands Corp.	3.20	08/08/24	1,833,597
	1,100	Las Vegas Sands Corp.	3.50	08/18/26	1,149,496
	1,950	Newell Brands, Inc.	4.20	04/01/26	2,037,933
	3,904	Resort at Summerlin LP, Series B (e)(f)(g)(h)(i)	13.00	12/15/07	—
					21,123,001

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

		Consumer, Non-Cyclical
	1,650	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)(b)	5.75		07/15/27	1,720,166
	260	Bausch Health Cos., Inc. (a)	5.00		01/30/28	263,900
	1,750	Bristol-Myers Squibb Co. (a)	2.75		02/15/23	1,801,541
	800	Bristol-Myers Squibb Co. (a)	3.25		02/20/23	834,721
	1,600	Cigna Corp. (a)	3.05		10/15/27	1,661,492
	925	Cigna Corp. (a)	4.125		09/15/20	938,366
	1,950	CVS Health Corp.	4.10		03/25/25	2,121,774
	1,050	Intercept Pharmaceuticals, Inc.	3.25		07/01/23	1,008,163
	925	Jazz Investments I Ltd.	1.875		08/15/21	943,481
	1,450	Post Holdings, Inc. (a)	5.50		12/15/29	1,537,725
	1,850	Select Medical Corp. (a)	6.25		08/15/26	1,999,230
	1,500	Sotheby's (a)(b)	7.375		10/15/27	1,530,750
EUR	2,400	Thermo Fisher Scientific, Inc.	0.875		10/01/31	2,698,176
						19,059,485
		Energy
	$2,350	Concho Resources, Inc.	4.30		08/15/28	2,576,362
	2,050	Diamondback Energy, Inc.	2.875		12/01/24	2,085,566
	1,460	Endeavor Energy Resources LP/EER Finance, Inc. (a)	5.75		01/30/28	1,521,101
	975	Global Partners LP/GLP Finance Corp. (a)	7.00		08/01/27	1,054,850
	950	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	6.25		11/01/28	848,205
	3,725	Occidental Petroleum Corp.	2.90		08/15/24	3,807,554
	1,025	PBF Holding Co., LLC/PBF Finance Corp. (a)	6.00		02/15/28	1,050,728
	1,525	Rockies Express Pipeline LLC (a)	3.60		05/15/25	1,537,719
	750	Rockies Express Pipeline LLC (a)	6.875		04/15/40	802,826
	1,000	Sabine Pass Liquefaction LLC	5.625		02/01/21	1,026,737
						16,311,648
		Finance
	800	Air Lease Corp.	2.25		01/15/23	807,283
	1,525	Air Lease Corp.	2.30		02/01/25	1,528,236
	1,000	American Tower Corp.	2.40		03/15/25	1,014,314
	3,875	Bank of America Corp., MTN	4.25		10/22/26	4,328,524
	3,050	Citigroup, Inc.	5.50		09/13/25	3,551,875
	1,950	Discover Bank	2.45		09/12/24	1,973,234
EUR	1,800	Goldman Sachs Group, Inc. (The)	2.00		11/01/28	2,234,109
	$1,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25		05/15/26	1,051,554
	400	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.375		12/15/25	418,334
	1,000	iStar, Inc.	4.75		10/01/24	1,042,085
	1,125	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.25		06/03/26	1,186,732
	2,625	JPMorgan Chase & Co.	4.125		12/15/26	2,939,576
	800	JPMorgan Chase Bank NA	0.00	(j)	12/30/20	900,720
	500	JPMorgan Chase Bank NA	0.00	(j)	08/07/22	537,272
	1,000	Lions Gate Capital Holdings LLC (a)	5.875		11/01/24	980,415
EUR	1,850	Prologis Euro Finance LLC	1.875		01/05/29	2,310,550
	$1,075	Synchrony Bank	3.00		06/15/22	1,101,252
						27,906,065
		Industrials
	1,350	Berry Global, Inc. (a)(b)	4.50		02/15/26	1,372,748
	1,775	Boeing Co. (The)	2.70		02/01/27	1,811,545
	895	Grinding Media, Inc./Moly-Cop AltaSteel Ltd. (a)	7.375		12/15/23	920,606
	1,475	Mauser Packaging Solutions Holding Co. (a)	7.25		04/15/25	1,471,298
						5,576,197

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

		Technology
	831	Akamai Technologies, Inc.	0.125		05/01/25	961,782
	1,000	Allscripts Healthcare Solutions, Inc.	1.25		07/01/20	997,499
	2,150	Dell International LLC/EMC Corp. (a)	4.00		07/15/24	2,293,484
EUR	2,250	Fidelity National Information Services, Inc.	1.50		05/21/27	2,669,627
	$3,000	International Business Machines Corp.	3.00		05/15/24	3,151,793
	1,275	Nuance Communications, Inc.	1.00		12/15/35	1,324,211
	1,275	Splunk, Inc.	0.50		09/15/23	1,560,326
						12,958,722
		Utilities
	1,725	Calpine Corp. (a)	4.50		02/15/28	1,718,531
	1,190	Florida Power & Light Co., 3 Month USD LIBOR + 0.40%	2.308	(k)	05/06/22	1,190,090
						2,908,621
		Total United States				128,063,118
		Total Corporate Bonds (Cost $288,065,628)				292,686,646

		Sovereign (21.3%)
		Angola (0.5%)
	2,000	Angolan Government International Bond (a)(b)	8.00		11/26/29	2,118,770
	2,200	Angolan Government International Bond	8.25		05/09/28	2,375,333
		Total Angola				4,494,103

		Australia (2.2%)
AUD	14,300	Australia Government Bond	2.75		11/21/28	11,044,359
	11,000	Australia Government Bond	3.25		04/21/29	8,861,059
		Total Australia				19,905,418

		Austria (0.5%)
EUR	1,950	Republic of Austria Government Bond (a)	2.10		09/20/17	4,073,492

		Bermuda (0.0%)
	$262	Bermuda Government International Bond (a)	4.854		02/06/24	288,571

		Brazil (1.6%)
BRL	11,600	Brazil Notas do Tesouro Nacional, F	10.00		01/01/27	3,219,902
	41,000	Brazil Notas do Tesouro Nacional, F	10.00		01/01/29	11,627,182
		Total Brazil				14,847,084

		Costa Rica (0.3%)
	$2,200	Costa Rica Government International Bond (a)	6.125		02/19/31	2,343,550
		Croatia (0.6%)
EUR	4,100	Croatia Government International Bond	2.75		01/27/30	5,459,725

		Dominican Republic (0.1%)
	$1,010	Dominican Republic International Bond (a)	5.875		01/30/60	1,012,020

		Ecuador (0.2%)
	1,300	Ecuador Government International Bond	8.875		10/23/27	1,103,827
	1,000	Ecuador Government International Bond	9.50		03/27/30	860,347
		Total Ecuador				1,964,174
		Egypt (0.9%)
EGP	35,000	Egypt Government Bond	13.564		01/14/30	2,194,812
EUR	2,800	Egypt Government International Bond (a)	4.75		04/16/26	3,330,957
	1,300	Egypt Government International Bond (a)	6.375		04/11/31	1,570,523
	$1,000	Egypt Government International Bond (a)	8.15		11/20/59	1,097,019
		Total Egypt				8,193,311
		El Salvador (0.2%)
	2,000	El Salvador Government International Bond (a)	7.125		01/20/50	2,195,870
		Ghana (0.5%)
	2,200	Ghana Government International Bond	8.627		06/16/49	2,210,936
	2,100	Ghana Government International Bond (a)	8.95		03/26/51	2,153,111
		Total Ghana				4,364,047

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

		Greece (2.2%)
EUR	2,800	Hellenic Republic Government Bond (a)	1.875	07/23/26	3,328,376
	1,200	Hellenic Republic Government Bond (a)	1.875	02/04/35(d)	1,354,149
	7,280	Hellenic Republic Government Bond (a)	3.375	02/15/25	9,230,109
	2,800	Hellenic Republic Government Bond (a)	3.45	04/02/24	3,505,786
	1,700	Hellenic Republic Government Bond (a)	3.875	03/12/29	2,326,121
		Total Greece			19,744,541
		Hungary (0.6%)
HUF	1,521,000	Hungary Government Bond	3.00	08/21/30	5,464,968
		Indonesia (2.9%)
EUR	2,600	Indonesia Government International Bond	1.45	09/18/26	3,003,195
	3,100	Indonesia Government International Bond	1.75	04/24/25	3,634,275
IDR	68,397,000	Indonesia Treasury Bond	7.00	09/15/30	5,154,194
	110,597,000	Indonesia Treasury Bond	8.25	05/15/29	8,970,708
	41,240,000	Indonesia Treasury Bond	8.375	03/15/34	3,327,891
	$1,400	Perusahaan Listrik Negara PT (a)(b)	6.25	01/25/49	1,823,269
		Total Indonesia			25,913,532
		Jamaica (0.3%)
	1,700	Jamaica Government International Bond	8.00	03/15/39	2,343,339
		Mexico (1.9%)
MXN	245,000	Mexican Bonos	8.50	05/31/29	14,634,781
	$2,600	Petroleos Mexicanos (a)	6.49	01/23/27	2,824,250
		Total Mexico			17,459,031
		Nigeria (0.7%)
	1,700	Africa Finance Corp. (a)	4.375	04/17/26	1,826,742
	4,000	Nigeria Government International Bond (a)	9.248	01/21/49	4,516,448
		Total Nigeria			6,343,190
		Peru (0.4%)
PEN	12,700	Peruvian Government International Bond (a)	5.35	08/12/40	3,929,412
		Qatar (0.5%)
	$3,500	Qatar Government International Bond	5.103	04/23/48	4,633,720
		Russia (1.5%)
RUB	538,000	Russian Federal Bond - OFZ	6.90	05/23/29	8,896,111
	247,000	Russian Federal Bond - OFZ	7.95	10/07/26	4,273,086
		Total Russia			13,169,197
		Senegal (0.4%)
	$3,600	Senegal Government International Bond	6.25	05/23/33	3,849,196
		South Africa (0.7%)
	1,700	Eskom Holdings SOC Ltd.	7.125	02/11/25	1,728,704
ZAR	73,000	Republic of South Africa Government Bond	8.25	03/31/32	4,472,248
		Total South Africa			6,200,952
		Spain (0.5%)
EUR	2,250	Spain Government Bond (a)	3.45	07/30/66	4,215,402
		Supernational (0.3%)
	$2,600	Banque Ouest Africaine de Developpement (a)	4.70	10/22/31	2,731,781
		Ukraine (0.8%)
EUR	1,800	Ukraine Government International Bond (a)	6.75	06/20/26	2,317,891
	$3,800	Ukraine Government International Bond (a)	9.75	11/01/28	4,740,721
		Total Ukraine			7,058,612
		Total Sovereign (Cost $185,326,287)			192,198,238
		Agency Fixed Rate Mortgages (0.0%)
	1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50	10/01/32	799
		Federal National Mortgage Association,
		Conventional Pools:
	33		6.50	05/01/28–09/01/32	36,917
	4		7.00	07/01/31–11/01/32	3,974
		Government National Mortgage Association,
		Various Pools:
	9		7.50	07/20/25	9,296
	32		8.00	02/15/22–05/15/30	34,854
		Total Agency Fixed Rate Mortgages (Cost $80,425)			85,840

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

		Asset-Backed Securities (16.4%)
	637	Aaset Trust (a)	3.844		05/15/39	649,426
	1,071	ABFC Trust, 1 Month USD LIBOR + 1.05%	2.711	(k)	08/25/33	1,075,547
	1,399	Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%	2.261	(k)	04/25/34	1,390,472
	864	American Credit Acceptance Receivables Trust (a)	3.80		09/12/25	873,605
	1,000	American Homes 4 Rent (a)	5.885		04/17/52	1,095,048
	1,500	American Homes 4 Rent Trust (a)	6.231		10/17/36	1,685,799
	2,449	AMSR Trust (a)	3.867	(k)	01/19/39	2,470,455
	1,400	Aqua Finance Trust (a)	3.47		07/16/40	1,437,974
	158	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.19%	1.851	(k)	03/25/36	152,578
		Avant Loans Funding Trust
	700	(a)	3.15		10/15/26	704,970
	1,075	(a)	5.00		11/17/25	1,100,853
	702	Bear Stearns Asset-Backed Securities I Trust, 1 Month USD LIBOR + 0.26%	1.921	(k)	10/25/36	659,088
		Bear Stearns Asset-Backed Securities Trust
	51	1 Month USD LIBOR + 0.32%	1.981	(k)	01/25/47	51,328
	316	1 Month USD LIBOR + 0.40%	2.061	(k)	09/25/46	304,370
	556		4.218	(k)	07/25/36	559,699
	965	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	2.054	(k)	10/20/40	906,663
	1,000	Carnow Auto Receivables Trust (a)	3.36		06/17/24	1,008,220
	1,578	Cascade MH Asset Trust (a)	3.858	(k)	11/25/44	1,588,993
EUR	1,000	Chapel B.V., 3 Month EURIBOR + 2.70% (Netherlands)	2.301	(k)	11/17/64	784,953
	$1,291	Chase Funding Loan Acquisition Trust	5.50		08/25/34	1,342,269
	521	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	3.165	(k)	03/20/43	520,028
	800	Citigroup Mortgage Loan Trust, Inc., 1 Month USD LIBOR + 2.00% (a)	3.661	(k)	07/25/44	861,489
	1,128	CLUB Credit Trust (a)	5.02		09/15/23	1,135,421
		Conn's Receivables Funding LLC
	1,200	(a)	3.62		06/17/24	1,204,023
	3,300	(a)	4.60		06/17/24	3,323,250
	834	(a)	5.95		11/15/22	838,606
		Consumer Loan Underlying Bond Credit Trust
	2,250	(a)	3.48		12/15/26	2,266,626
	2,500	(a)	4.41		10/15/26	2,514,355
	1,031	(a)	5.21		07/15/25	1,054,688
	1,500	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 1.575%	3.236	(k)	03/25/35	1,522,208
	2,541	Diamond Resorts Owner Trust (a)	4.02		02/20/32	2,577,712
		DT Auto Owner Trust
	600	(a)	4.94		02/17/26	622,796
	1,100	(a)	5.33		11/17/25	1,155,993
	1,200	(a)	5.42		03/17/25	1,247,807
	533	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.00% (a)	2.661	(k)	11/25/30	536,342
		Exeter Automobile Receivables Trust
	2,000	(a)	4.00		08/17/26	2,040,851
	750	(a)	5.20		01/15/26	787,273
	600	(a)	5.38		07/15/25	628,962
	600	(a)	5.43		08/15/24	630,906
	2,200	Finance of America HECM Buyout (a)	3.50		12/27/49	2,205,403
		Finance of America Structured Securities Trust
	2,200	(a)	5.682	(k)	04/25/29	2,228,019
	1,861	(a)	6.00	(k)	09/25/28	1,851,137
	700	First Investors Auto Owner Trust (a)	5.36		01/15/25	740,326

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

		Flagship Credit Auto Trust
	500	(a)	5.10		05/15/25	519,805
	805	(a)	5.28		12/15/25	857,430
	1,300	FREED ABS Trust (a)	3.19		11/18/26	1,304,846
	1,311	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00		12/15/44	1,316,122
		GLS Auto Receivables Issuer Trust
	700	(a)	3.84		05/15/26	708,453
	550	(a)	4.94		12/15/25	573,818
	1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,289,956
		GSAA Home Equity Trust
	200	1 Month USD LIBOR + 1.88%	3.536	(k)	12/25/34	205,874
	476		6.002		11/25/36	282,469
	1,400	Home Partners of America Trust, 1 Month USD LIBOR + 2.35% (a)	4.019	(k)	07/17/37	1,402,243
	450	InSite Issuer LLC (a)	6.414		11/15/46	473,638
		Invitation Homes Trust
	1,500	1 Month USD LIBOR + 2.00% (a)	3.669	(k)	07/17/37	1,508,031
	2,000	1 Month USD LIBOR + 2.00% (a)	3.676	(k)	06/17/37	2,013,095
	471	1 Month USD LIBOR + 2.25% (a)	3.919	(k)	07/17/37	471,746
	264	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	267,312
	344	MASTR Specialized Loan Trust, 1 Month USD LIBOR + 0.35% (a)	2.011	(k)	05/25/37	315,237
	742	METAL LLC (Cayman Islands) (a)	4.581		10/15/42	765,324
	729	MFA LLC (a)	4.164		07/25/48	732,197
		Nationstar HECM Loan Trust
	700	(a)	5.06	(k)	07/25/28	700,000
	3,610	(a)	5.682	(k)	11/25/29	3,626,207
	2,500	(a)	5.804	(k)	06/25/29	2,523,394
	3,200	(a)	6.00	(k)	11/25/28	3,200,057
	312	Nationstar Home Equity Loan Trust, 1 Month USD LIBOR + 0.25%	1.911	(k)	04/25/37	312,749
	2,341	New Residential Advance Receivables Trust (a)	4.39		08/15/53	2,352,720
	519	New Residential Mortgage LLC (a)	4.69		05/25/23	521,094
		Newday Funding PLC
GBP	800	1 Month GBP LIBOR + 2.40% (United Kingdom)	3.06	(k)	12/15/26	1,063,939
	1,000	3 Month GBP SONIA + 3.00% (a) (United Kingdom)	3.711	(k)	09/15/27	1,325,412
	$1,003	Newtek Small Business Loan Trust, 1 Month USD LIBOR + 1.70% (a)	3.361	(k)	02/25/44	1,004,856
		NRZ Excess Spread-Collateralized Notes
	582	(a)	4.374		01/25/23	586,036
	973	(a)	4.593		02/25/23	981,629
	2,828	Oakwood Mortgage Investors, Inc.	7.405	(k)	06/15/31	800,525
	500	OnDeck Asset Securitization Trust LLC (a)	4.52		04/18/22	501,710
	1,189	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.27%	1.931	(k)	03/25/37	1,145,725
		PNMAC GMSR Issuer Trust
	1,500	1 Month USD LIBOR + 2.35% (a)	4.011	(k)	04/25/23	1,515,259
	2,007	1 Month USD LIBOR + 2.65% (a)	4.311	(k)	08/25/25	2,022,221
	800	1 Month USD LIBOR + 2.85% (a)	4.511	(k)	02/25/23	805,329
	505	Pretium Mortgage Credit Partners LLC (a)	4.826		09/25/58	510,169
		Progress Residential Trust
	1,100	(a)	4.38		03/17/35	1,117,915
	1,200	(a)	4.778		03/17/35	1,230,664
	800	(a)	4.836		12/17/34	819,185
	550	(a)	4.953		08/17/35	568,868
	1,000	(a)	5.35		08/17/34	1,038,279
	1,200	(a)	5.368		10/17/35	1,250,068
	750	Prosper Marketplace Issuance Trust (a)	4.87		06/17/24	756,892
		PRPM LLC
	1,184	(a)	3.351		11/25/24	1,192,031
	406	(a)	3.75	(k)	04/25/23	407,399
	1,403	(a)	3.967		04/25/24	1,410,280

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

	2,830	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,886,039
		RCO V Mortgage LLC
	2,233	(a)	3.475		11/25/24	2,243,239
	905	(a)	4.458		10/25/23	914,382
	958	ReadyCap Lending Small Business Loan Trust, 1 Month USD LIBOR - 0.53% (a)	4.22	(k)	12/27/44	958,736
	2,000	RMF Buyout Issuance Trust (a)	6.00	(k)	11/25/28	1,972,473
	2,544	SFS Asset Securitization LLC (a)	4.238		06/10/25	2,596,264
		Skopos Auto Receivables Trust
	900	(a)	3.63		09/16/24	906,957
	1,600	(a)	4.77		04/17/23	1,623,927
EUR	2,600	SLM Student Loan Trust, 3 Month EURIBOR + 0.55% (United States)	0.164	(k)	01/25/40	2,666,809
	$577	Sprite Ltd. (a)	6.90		12/15/37	581,685
	2,902	Stanwich Mortgage Loan Trust (a)	3.475		11/16/24	2,909,851
	1,712	START Ireland (Bermuda) (a)	4.089		03/15/44	1,762,427
	1,113	Start Ltd. (Bermuda) (a)	4.089		05/15/43	1,153,094
		Tricon American Homes Trust
	1,000	(a)	4.216		01/17/36	1,037,338
	1,142	(a)	5.104		01/17/36	1,198,427
	700	(a)	5.151		09/17/34	727,762
	1,114	(a)	5.769		11/17/33	1,142,530
	1,009	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	1.921	(k)	03/25/36	1,002,043
	800	United Auto Credit Securitization Trust (a)	4.29		08/12/24	815,430
	1,500	Upgrade Receivables Trust (a)	5.17		11/15/24	1,532,779
		Upstart Securitization Trust
	2,200	(a)	3.734		09/20/29	2,219,189
	2,050	(a)	3.829		01/21/30	2,072,977
	1,100	(a)	5.59		03/20/25	1,123,832
	614	(a)	6.35		06/20/24	620,103
	1,163	VCAT LLC (a)	3.573		11/25/49	1,164,250
		Vericrest Opportunity Loan Trust
	1,995	(a)	3.179		10/25/49	2,002,118
	1,805	(a)	3.352		09/25/49	1,813,225
		Veros Automobile Receivables Trust
	966	(a)	3.98		04/17/23	966,209
	1,000	(a)	5.74		08/15/25	1,023,783
	607	VOLT LXXII LLC (a)	4.213		10/26/48	609,941
	1,000	VOLT LXXXIV LLC (a)	3.426		12/27/49	1,002,991
		Total Asset-Backed Securities (Cost $145,594,349)				147,885,549
		Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
		Federal Home Loan Mortgage Corporation
	219	1 Month USD LIBOR + 5.05%	6.813	(k)	07/25/23	225,855
	197	1 Month USD LIBOR + 5.25% (a)	7.013	(k)	07/25/26	208,145
		IO
	12,000		1.764	(k)	01/25/41	540,541
		Federal National Mortgage Association,
		IO REMIC
	773		1.802	(k)	03/25/44	39,056
	1,307		2.263	(k)	10/25/39	62,644
	490	6.55% - 1 Month USD LIBOR	4.889	(n)	08/25/41	57,044
	1,502	Government National Mortgage Association, IO, 6.25% - 1 Month USD LIBOR	4.592	(n)	12/20/42	292,400
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,076,522)				1,425,685
		Commercial Mortgage-Backed Securities (3.1%)
	1,200	BAMLL Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 3.20% (a)	4.876	(k)	03/15/34	1,215,075
	681	BX Trust, 1 Month USD LIBOR + 1.975% (a)	3.651	(k)	09/15/37	681,287

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

	761	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.854% (a)	3.53	(k)	11/15/31	759,251
		COMM Mortgage Trust
	1,300	(a)	3.513	(k)	08/15/57	1,277,114
	1,000	(a)	3.577	(k)	08/10/29	993,887
	225	(a)	4.217	(k)	03/10/46	227,466
	300		4.784		02/10/47	292,715
	139	(a)	4.883	(k)	07/15/47	142,009
	473	(a)	5.052	(k)	11/10/46	501,960
		Commercial Mortgage Pass-Through Certificates
	335	(a)	4.784	(k)	02/10/47	326,865
		IO
	3,465		0.76	(k)	02/10/47	74,967
	1,363	COOF Securitization Trust, IO (a)	3.382	(k)	10/25/40	83,184
	9,187	COOF Securitization Trust II, IO (a)	2.36	(k)	08/25/41	623,832
	31,675	GS Mortgage Securities Corp. II, IO (a)	0.61	(k)	10/10/32	378,513
	1,500	GS Mortgage Securities Trust (a)	4.664	(k)	11/10/47	1,383,190
	1,397	HPLY Trust, 1 Month USD LIBOR + 2.35% (a)	4.026	(k)	11/15/36	1,404,874
	443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.05% (a)	3.726	(k)	01/15/33	443,463
	2,300	Jackson Park Trust LIC (a)	3.242	(k)	10/14/39	2,182,053
	4,605	JP Morgan Chase Commercial Mortgage Securities Trust, IO	1.105	(k)	07/15/47	116,069
		JPMBB Commercial Mortgage Securities Trust
	600	(a)	3.952	(k)	02/15/48	592,712
	136	(a)	4.118	(k)	09/15/47	137,426
	405	(a)	4.835	(k)	04/15/47	422,513
	470	(a)	10.978		08/15/48	476,049
		IO
	3,365		1.16	(k)	08/15/47	119,071
		KGS-Alpha SBA COOF Trust,
		IO
	1,212	(a)	2.932	(k)	04/25/40	78,051
	939	(a)	3.263	(k)	07/25/41	121,994
	2,200	Morgan Stanley Capital I Trust, 1 Month USD LIBOR + 2.244% (a)	3.92	(k)	12/15/36	2,201,065
		Natixis Commercial Mortgage Securities Trust
	1,500	(a)	4.272	(k)	05/15/39	1,494,531
	2,500	(a)	4.299		10/15/36	2,526,781
	2,000	(a)	4.556	(k)	02/15/39	2,192,062
	1,000	SG Commercial Mortgage Securities Trust (a)	4.66	(k)	02/15/41	1,050,940
	1,613	VMC Finance LLC, 1 Month USD LIBOR + 2.05% (a)	3.719	(k)	09/15/36	1,617,011
	900	Wells Fargo Commercial Mortgage Trust (a)	4.522	(k)	04/15/50	909,555
		WFRBS Commercial Mortgage Trust
	419	(a)	4.14	(k)	10/15/57	424,528
	541	(a)	5.198	(k)	09/15/46	542,152
		Total Commercial Mortgage-Backed Securities (Cost $26,740,857)				28,014,215
		Mortgages - Other (9.9%)
		Aggregator of Loans-Backed by Assets PLC
GBP	400		2.734		04/24/49	529,106
	1,000		3.334		04/24/49	1,322,838
		Alternative Loan Trust
	$154	1 Month USD LIBOR + 0.18%	1.841	(k)	05/25/47	148,340
	352	1 Month USD LIBOR + 0.50%	2.161	(k)	10/25/35	280,248
	119		3.202	(k)	10/25/35	103,861
	228		3.635	(k)	05/25/36	187,628
	93		4.09	(k)	08/25/35	89,164
	28		5.50		02/25/36	24,428
	408		6.00		04/25/36	287,824
	219		6.00		07/25/37	200,036

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

		PAC
	21		5.50		02/25/36	18,775
	62		6.00		04/25/36	50,218
	2,553	American Home Mortgage Investment Trust, IO	2.078		05/25/47	439,727
	144	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	2.311	(k)	07/25/46	116,250
		Banc of America Funding Trust
	89		5.25		07/25/37	87,883
	998		5.50		09/25/35	1,109,107
	75		6.00		07/25/37	70,369
GBP	800	Banna RMBS DAC, 3 Month GBP SONIA LIBOR + 3.50% (Ireland)	4.21	(k)	12/30/63	1,012,183
	$132	BCAP LLC Trust (a)	4.016	(k)	03/26/37	118,589
	442	Bear Stearns Structured Products, Inc. Trust	2.942	(k)	01/26/36	398,386
		Bear Stearns Trust
	334		3.752	(k)	05/25/36	317,494
	71		3.857	(k)	05/25/47	68,318
		Cascade Funding Mortgage Trust
	932	(a)	2.80	(k)	06/25/69	944,326
	1,679	(a)	4.00	(k)	10/25/68	1,703,873
	400	(a)	5.804		06/25/48	402,298
	125	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	2.261	(k)	02/25/37	58,605
	87	ChaseFlex Trust	6.50		02/25/35	87,688
		CHL Mortgage Pass-Through Trust
	334		3.365	(k)	09/25/34	322,078
	272		5.50		05/25/34	279,982
	1,129		6.00		12/25/36	1,021,418
	130	Citigroup Mortgage Loan Trust	4.087	(k)	11/25/36	122,884
		CSFB Mortgage-Backed Pass-Through Certificates
	568		6.50		12/25/33	592,747
	440		7.50		10/25/32	460,030
		CSMC Mortgage-Backed Trust
	917		5.587	(k)	04/25/37	395,227
	1,834		6.50		05/25/36	845,234
EUR	1,787	Dssv Sarl (Spain)	3.00		10/15/24	1,982,003
	800	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.342	(k)	05/25/57	843,832
	1,369	E-MAC Program BV, 3 Month EURIBOR + 0.13% (Netherlands)	0.974	(k)	04/25/39	1,438,593
	522	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.407	(k)	04/17/41	553,239
	1,104	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(k)	08/02/50	1,089,429
GBP	800	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.75	(k)	06/13/45	1,003,156
		FMC GMSR Issuer Trust
	$2,200	(a)	4.23	(k)	09/25/24	2,220,085
	1,800	(a)	5.07	(k)	05/25/24	1,870,766
	1,514	GCAT Trust (a)	2.65	(k)	10/25/68	1,533,760
	206	GreenPoint Mortgage Funding Trust, 1 Month USD LIBOR + 0.16%	1.821	(k)	02/25/37	208,809
EUR	1,165	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.00	(k)	08/28/39	1,241,269
		GSR Mortgage Loan Trust
	$138		3.928	(k)	03/25/37	120,519
	938		4.185	(k)	12/25/34	949,992
	22		4.305	(k)	05/25/35	21,389
	1,740		5.50		03/25/35	1,868,653
	507	HarborView Mortgage Loan Trust	4.285	(k)	05/19/33	524,292

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

EUR	773	Hipocat 11 FTA, 3 Month EURIBOR + 0.13% (Spain)	0.00	(k)	01/15/50	816,591
	1,014	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(k)	03/22/44	1,041,770
		Impac CMB Trust
	$95	1 Month USD LIBOR + 0.75%	2.411	(k)	04/25/35	89,586
	127	1 Month USD LIBOR + 0.78%	2.441	(k)	10/25/35	127,338
	221	JP Morgan Alternative Loan Trust	6.00		12/25/35	209,612
EUR	1,345	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(k)	09/16/48	1,365,325
		Lehman Mortgage Trust
	$115		5.50		02/25/36	95,329
	392		6.50		09/25/37	224,025
		LHOME Mortgage Trust
	1,200	(a)	3.868		07/25/24	1,205,726
	1,200	(a)	4.58		10/25/23	1,217,922
		Ludgate Funding PLC
EUR	1,217	3 Month EURIBOR + 0.42% (United Kingdom)	0.023	(k)	12/01/60	1,234,243
	1,129	3 Month EURIBOR + 0.85% (United Kingdom)	0.462	(k)	01/01/61	1,177,303
	645	3 Month EURIBOR + 1.10%(United Kingdom)	0.712	(k)	01/01/61	675,131
		Magnolia Finance XI DAC
	1,931	3 Month EURIBOR + 2.75% (a).(Spain)	2.75	(k)	05/22/20	2,141,171
		IO
	1,416	(a)	0.25	(k)	05/22/20	157
		Mansard Mortgages PLC
GBP	1,000	3 Month GBP LIBOR + 0.80% (United Kingdom)	1.598	(k)	12/15/49	1,217,171
	574	3 Month GBP LIBOR + 1.10% (United Kingdom)	1.825	(k)	10/15/48	725,506
	597	3 Month GBP LIBOR + 2.00% ....... (United Kingdom)	2.798	(k)	12/15/49	792,115
		MASTR Adjustable Rate Mortgages Trust
	$413	(a)	4.061	(k)	11/25/35	322,125
	166		4.469	(k)	02/25/36	164,288
		MASTR Alternative Loan Trust
	1,078		5.50		02/25/35	1,147,000
	1,151		6.00		05/25/33	1,192,329
	59	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(k)	06/25/36	56,073
	1,654	Merrill Lynch Mortgage Investors Trust, IO (a)	1.454	(k)	02/25/36	88,232
GBP	1,200	Mortgage Funding PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	4.00	(k)	03/13/46	1,631,574
	$321	MortgageIT Trust, 1 Month USD LIBOR + 0.45%	2.111	(k)	10/25/35	325,101
GBP	1,015	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.798	(k)	12/15/50	1,328,779
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$203	1 Month USD LIBOR + 0.06%	1.721	(k)	10/25/36	181,148
	630		4.505	(k)	06/25/36	571,922
	2,065		5.755	(k)	06/25/36	952,800
GBP	1,000	Oncilla Mortgage Funding PLC, 3 Month GBP LIBOR + 1.90% (United Kingdom)	2.679	(k)	12/12/43	1,329,127
	916	Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.525	(k)	01/15/39	1,135,281
	$1,836	PMC PLS ESR Issuer LLC (a)	5.069		11/25/24	1,839,407
		RALI Trust
	103		6.00		04/25/36	100,317
	141		6.00		08/25/36	135,240

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

	44		6.00		01/25/37	40,998
		PAC
	57		6.00		04/25/36	55,067
AUD	1,289	RedZed Trust, 1 Month BBSW + 1.95% (Australia)	2.815	(k)	03/09/56	867,625
		Reperforming Loan REMIC Trust
	$283	(a)	6.50		03/25/35	293,394
	341	(a)	7.50		11/25/34	354,792
	645	Residential Asset Securitization Trust	6.00		05/25/36	638,240
EUR	853	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.055	(k)	12/15/43	861,645
	$622	RFMSI Series Trust	6.00		07/25/36	624,122
GBP	737	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	1.249	(k)	06/12/44	932,013
	$1,100	RMF Buyout Issuance Trust (a)	4.23	(k)	07/25/29	1,106,832
GBP	1,200	Rochester Financing No 2 PLC, 3 Month GBP LIBOR + 3.25% (United Kingdom)	4.044	(k)	06/18/45	1,599,354
		Seasoned Credit Risk Transfer Trust
	$1,600	(a)	3.75	(k)	09/25/55	1,620,197
	1,200	(a)	4.50	(k)	02/25/59	1,243,656
	2,500		4.75	(k)	10/25/58	2,622,067
	2,000	Seasoned Loans Structured Transaction	3.00	(k)	04/25/58	1,999,770
	358	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	2.278	(k)	07/20/33	351,976
	1,000	SG Commercial Mortgage Securities Trust (a)	3.593	(k)	09/15/39	981,569
	2,560	Silver Hill Trust (a)	3.102	(k)	11/25/49	2,589,779
	145	STARM Mortgage Loan Trust	4.178	(k)	10/25/37	141,929
		Structured Adjustable Rate Mortgage Loan Trust
	473		2.632	(k)	11/25/34	455,945
	739		3.994	(k)	02/25/35	749,578
	883	Structured Asset Mortgage Investments II Trust	2.052	(k)	04/19/35	855,803
	1,727	Structured Asset Securities Corp., IO (a)	2.867	(k)	07/25/35	239,503
	1,853	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	3.511	(k)	05/25/47	1,662,926
EUR	2,000	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(k)	12/28/50	1,959,329
	$1,400	Toorak Mortgage Corp. Ltd.	3.721		09/25/22	1,410,817
GBP	800	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.125	(k)	07/15/51	1,077,595
	$1,089	Verus Securitization Trust (a)	3.504	(k)	12/25/59	1,101,943
GBP	1,500	Warwick Finance Residential Mortgages No. 1 PLC, 3 Month GBP LIBOR + 2.20% (United Kingdom)	3.00	(k)	09/21/49	1,988,714
	$398	Wells Fargo Alternative Loan Trust	5.095	(k)	07/25/37	408,158
		Total Mortgages - Other (Cost $87,083,266)				89,379,048
		U.S. Treasury Securities (3.8%)
		U.S. Treasury Bonds
	3,000		3.125		05/15/48	3,719,004
	5,700		4.25		11/15/40	8,010,281
	3,129		1.00		02/15/48	3,734,957
	17,521	U.S. Treasury Note	0.875		01/15/29	19,103,974
		Total U.S. Treasury Securities (Cost $32,661,881)				34,568,216
		Senior Loan Interests (2.1%)
	350	Albertsons LLC, Term Loan B7, 1 Month LIBOR + 2.750%	4.40	(k)	11/17/25	351,137

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

	1,485	American Airlines, Inc., Term Loan B, 1 Month LIBOR + 2.000%	3.65	(k)	04/28/23	1,484,694
	1,221	Associated Asphalt Partners LLC, Term Loan B, 1 Month LIBOR + 5.250%	6.90	(k)	04/05/24	1,100,443
	1,148	BJ's Wholesale Club, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.90	(k)	02/03/24	1,154,761
	937	Dell International LLC, Term Loan A6, 1 Month LIBOR + 1.750%	3.41	(k)	03/13/24	941,126
	499	Forest City Enterprises, L.P., Term Loan B, 1 Month LIBOR + 3.500%	5.15	(k)	12/08/25	502,274
	1,031	Garda World Security Corp., Term Loan B, 3 Month LIBOR + 4.750% (Canada)	6.66	(k)	10/30/26	1,039,781
	1,207	Hearthside Food Solutions LLC, Term Loan B, 1 Month LIBOR + 3.687%	5.33	(k)	05/23/25	1,196,067
EUR	985	Ineos Finance PLC, Term Loan B, 1 EURIBOR + 2.000% (Luxembourg)	2.50	(k)	04/01/24	1,093,696
	$1,225	Navistar International Corp., Term Loan B, 1 Month LIBOR + 3.500%	5.17	(k)	11/06/24	1,230,206
	887	NCI Building Systems, Inc., Term Loan, 1 Month LIBOR + 3.750%	5.43	(k)	04/12/25	887,058
	396	Office Depot, Inc., Term Loan B, 1 Month LIBOR + 5.250%	6.91	(k)	11/08/22	401,047
	747	Party City Holdings, Inc., Term Loan B, 1 Month LIBOR + 2.500%	4.15	(k)	08/19/22	701,123
	1,477	Playa Resorts Holding B.V., Term Loan B, 1 Month LIBOR + 2.750%	4.40	(k)	04/29/24	1,465,929
	1,481	Reynolds Group Holdings, Inc., Term Loan, 1 Month LIBOR + 2.750%	4.40	(k)	02/05/23	1,485,292
	333	SAExploration Holdings, Inc., Term Loan,	12.50		01/04/21	313,500
	761	Scientific Games International, Inc., Term Loan B5, 1 Month LIBOR + 2.750%	4.40	(k)	08/14/24	760,486
	862	Shape Technologies Group, Inc., Term Loan, 3 Month LIBOR + 3.000%	4.81	(k)	04/21/25	787,181
	1,225	Surgery Center Holdings, Inc., Term Loan B, 1 Month LIBOR + 3.250%	4.90	(k)	09/02/24	1,223,406
	786	Titan Acquisition Ltd., Term Loan B, 1 Month LIBOR + 3.000% (Canada)	4.65	(k)	03/28/25	771,262
	380	WEI Sales LLC, Term Loan B, 1 Month LIBOR + 3.000%	4.65	(k)	03/29/25	382,471
		Total Senior Loan Interests (Cost $19,456,356)				19,272,940

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Short-Term Investments (11.3%)
		Sovereign (1.3%)
		Egypt Treasury Bills (l)
EGP	27,000		15.279%		06/16/20	1,635,353
	48,000		15.301		06/16/20	2,907,293
	13,000		15.50		04/07/20	805,450
	24,000		15.60		04/07/20	1,486,985
	5,000		15.60		04/07/20	309,788
	5,000		15.70		04/07/20	309,788
	7,000		15.751		04/07/20	433,704
	8,000		15.80		04/07/20	495,662
	7,000		15.849		04/07/20	433,704
	5,000		15.90		04/07/20	309,789
	35,000		16.234		03/10/20	2,180,440
		Total Sovereign (Cost $10,961,237)				11,307,956
		Commercial Paper (0.9%)
	$3,670	Eni Finance USA, Inc.	1.965	(m)	03/24/20	3,659,769

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

4,000	Nissan Motor Acceptance Corp.	2.038	(m)	03/03/20	3,993,111
	Total Commercial Paper (Cost $7,652,880)				7,652,880
	Corporate Bonds (0.7%)
700	General Motors Financial Co., Inc.	2.65		04/13/20	700,964
2,921	Sempra Energy	2.40		02/01/20	2,921,000
3,075	Time Warner Cable LLC	5.00		02/01/20	3,076,215
	Total Corporate Bonds (Cost $6,698,203)				6,698,179
	U.S. Treasury Securities (3.4%)
	U.S. Treasury Bills
4,050	(b)(l)(o)	1.499		02/27/20	4,045,697
14,100	(l)(o)	1.517		04/02/20	14,065,222
12,500	U.S. Treasury Note	1.125		03/31/20	12,491,869
	Total U.S. Treasury Securities (Cost $30,601,943)				30,602,788

NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (1.0%)
	Investment Company (1.0%)
8,881	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (p) (Cost $8,880,778)		8,880,778
	Investment Company (4.0%)
35,804	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (p) (Cost $35,804,297)		35,804,297
	Total Short-Term Investments (Cost $100,599,338)		100,946,878

	Total Investments (Cost $886,684,909) (q)(r)(s)	100.6%	906,463,255
	Liabilities in Excess of Other Assets	(0.6)	(5,318,110)
	Net Assets	100.0%	$901,145,145

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

BBSW	Australia's Bank Bill Swap.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SONIA	Sterling Overnight Interbank Average Rate.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2020, were $12,497,011 and $12,792,503, respectively. The Fund received cash collateral of $8,880,778, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $3,911,725 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2020.
(d)	When-issued security.
(e)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Issuer in bankruptcy.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

(g)	Non-income producing security; bond in default.
(h)	Acquired through exchange offer.
(i)	At January 31, 2020, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(j)	Capital appreciation bond.
(k)	Floating or variable rate securities: The rates disclosed are as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(l)	Rate shown is the yield to maturity at January 31, 2020.
(m)	The rates shown are the effective yields at the date of purchase.
(n)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2020.
(o)	All or a portion of the security was pledged to cover margin requirements for swap agreement.
(p)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2020, advisory fees paid were reduced by $19,140 relating to the Fund's investment in the Liquidity Funds.
(q)	Securities are available for collateral in connection with purchase of when issued security, open foreign currency forward exchange contracts, futures contracts and swap agreement.
(r)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2020, the Fund did not engage in any cross-trade transactions.
(s)	At January 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $32,855,298 and the aggregate gross unrealized depreciation is $12,359,826, resulting in net unrealized appreciation of $20,495,472.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at January 31, 2020:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BNP Paribas SA		$126,650	ZAR	1,892,501	02/05/20	$(572)
State Street Bank and Trust Co.		$252,012	EUR	227,286	02/05/20	75
Australia And New Zealand Banking Group	NZD	91,041		$60,177	03/18/20	1,296
Bank of America NA	CAD	2,948,000		$2,236,242	03/18/20	8,731
Bank of America NA	MXN	22,376,739		$1,159,006	03/18/20	(17,884)
Bank of America NA		$3,231	CAD	4,250	03/18/20	(20)
Bank of America NA		$1,643,278	MXN	31,518,811	03/18/20	14,434
Bank of America NA		$3,826,968	ZAR	56,377,999	03/18/20	(91,802)
Barclays Bank PLC	EUR	124,758,715		$139,692,333	03/18/20	963,489
Barclays Bank PLC	EUR	1,597,421		$1,766,210	03/18/20	(10,085)
Barclays Bank PLC	GBP	19,746,563		$25,899,098	03/18/20	(206,173)
Barclays Bank PLC	IDR	6,108,491,000		$444,771	03/18/20	(893)
Barclays Bank PLC	MXN	3,353,200		$173,730	03/18/20	(2,630)
Barclays Bank PLC	MXN	3,378,993		$177,504	03/18/20	(212)
Barclays Bank PLC	RUB	329,455,000		$5,336,185	03/18/20	209,081
Barclays Bank PLC	RUB	277,000,000		$4,353,429	03/18/20	42,650
Barclays Bank PLC		$1,762,330	BRL	7,200,000	03/18/20	(84,929)
Barclays Bank PLC		$1,047,787	EUR	934,000	03/18/20	(9,200)
Barclays Bank PLC		$1,799,162	EUR	1,613,034	03/18/20	(5,506)
Barclays Bank PLC		$4,473,876	IDR	63,000,000,000	03/18/20	122,494
Barclays Bank PLC		$4,538,386	MXN	87,019,000	03/18/20	38,323
Barclays Bank PLC		$1,435,862	SEK	13,443,214	03/18/20	(36,602)
BNP Paribas SA	AUD	1,546,038		$1,067,813	03/18/20	32,085
BNP Paribas SA	AUD	193,123		$133,679	03/18/20	4,301
BNP Paribas SA	EUR	410,955		$461,987	03/18/20	5,014
BNP Paribas SA	EUR	946,656		$1,049,755	03/18/20	(2,905)
BNP Paribas SA	EUR	291,644		$322,075	03/18/20	(2,226)
BNP Paribas SA	IDR	25,944,348,826		$1,890,712	03/18/20	(2,142)
BNP Paribas SA	IDR	20,172,797,334		$1,470,964	03/18/20	(808)
BNP Paribas SA	SEK	3,366		$350	03/18/20	—@
BNP Paribas SA		$1,060,782	AUD	1,536,834	03/18/20	(31,221)
BNP Paribas SA		$5,631,610	IDR	79,405,700,865	03/18/20	161,691
BNP Paribas SA		$1,916,044	RUB	119,245,000	03/18/20	(60,308)
BNP Paribas SA	ZAR	30,645,000		$2,111,273	03/18/20	80,975
BNP Paribas SA	ZAR	1,892,501		$125,947	03/18/20	565
Citibank NA	AUD	26,882,179		$18,568,758	03/18/20	559,743
Citibank NA	AUD	227,923		$157,815	03/18/20	5,124
Citibank NA	AUD	341,508		$235,261	03/18/20	6,477
Citibank NA	AUD	229,068		$157,501	03/18/20	4,043
Citibank NA	BRL	62,821,721		$15,168,100	03/18/20	532,375
Citibank NA	BRL	7,712,000		$1,803,597	03/18/20	6,914
Citibank NA	HUF	1,395,620,340		$4,738,466	03/18/20	143,135
Citibank NA	NZD	7,370,082		$4,859,648	03/18/20	93,026
Citibank NA		$17,278	JPY	1,876,512	03/18/20	80
Citibank NA		$4,943,098	NZD	7,461,123	03/18/20	(117,596)
Citibank NA		$1,873,243	SEK	17,667,320	03/18/20	(34,309)
Commonwealth Bank of Australia		$2,224,089	AUD	3,225,000	03/18/20	(63,584)
Goldman Sachs International	RUB	238,612,000		$3,855,477	03/18/20	142,106
HSBC Bank PLC	MXN	51,237		$2,678	03/18/20	(17)
HSBC Bank PLC		$19,455	GBP	14,827	03/18/20	147
JPMorgan Chase Bank NA	AUD	1,140,600		$787,592	03/18/20	23,477
JPMorgan Chase Bank NA	BRL	1,255,105		$304,941	03/18/20	12,536
JPMorgan Chase Bank NA	BRL	2,437,610		$579,005	03/18/20	11,109
JPMorgan Chase Bank NA	COP	226,593,574		$67,814	03/18/20	1,729
JPMorgan Chase Bank NA	IDR	212,835,664,321		$15,023,340	03/18/20	(504,776)
JPMorgan Chase Bank NA	PEN	12,700,000		$3,807,753	03/18/20	63,253
JPMorgan Chase Bank NA		$304,423	BRL	1,245,244	03/18/20	(14,316)
JPMorgan Chase Bank NA		$386,350	BRL	1,570,051	03/18/20	(20,572)
JPMorgan Chase Bank NA		$66,598	COP	226,593,574	03/18/20	(513)
JPMorgan Chase Bank NA		$832,470	GBP	636,711	03/18/20	9,272
JPMorgan Chase Bank NA		$2,196,389	RUB	140,000,000	03/18/20	(17,655)
JPMorgan Chase Bank NA		$2,549,912	SEK	24,107,675	03/18/20	(40,623)
Royal Bank of Canada	EUR	419,351		$469,614	03/18/20	3,305
Royal Bank of Canada	EUR	2,400,000		$2,680,778	03/18/20	12,033
Royal Bank of Canada	MXN	192,214,937		$9,960,613	03/18/20	(148,809)
Royal Bank of Canada	MXN	5,622,599		$298,299	03/18/20	2,582
Royal Bank of Canada	SEK	57,842,604		$6,181,383	03/18/20	160,735
Royal Bank of Canada		$2,218,022	CAD	2,894,000	03/18/20	(31,314)
Royal Bank of Canada		$209,040	GBP	161,098	03/18/20	3,934
State Street Bank and Trust Co.	AUD	227,964		$157,631	03/18/20	4,912
State Street Bank and Trust Co.	EUR	271,639		$304,670	03/18/20	2,614
State Street Bank and Trust Co.	EUR	213,272		$239,234	03/18/20	2,080
State Street Bank and Trust Co.	EUR	536		$600	03/18/20	4
State Street Bank and Trust Co.	EUR	433,250		$483,184	03/18/20	1,420
State Street Bank and Trust Co.	EUR	777,097		$869,787	03/18/20	5,673
State Street Bank and Trust Co.	EUR	227,286		$252,659	03/18/20	(78)
State Street Bank and Trust Co.	GBP	776,954		$1,012,604	03/18/20	(14,541)
State Street Bank and Trust Co.	MXN	3,378,176		$179,296	03/18/20	1,623
State Street Bank and Trust Co.		$273,207	SEK	2,627,761	03/18/20	308
State Street Bank and Trust Co.	ZAR	56,377,999		$3,937,384	03/18/20	202,218
UBS AG	CHF	1,357,595		$1,387,630	03/18/20	(26,063)
UBS AG	HUF	305,012,950		$998,512	03/18/20	(5,798)
						$2,096,509

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2020 (unaudited) continued

Futures Contracts: The Fund had the following futures contracts open at January 31, 2020:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Australian 10 yr. Bond	81	Mar-20	AUD	8,100	$8,018,638	$115,562
U.S. Treasury Ultra Long Bond	33	Mar-20		$3,300	6,391,687	166,364
Short:
German Euro 30 yr. Bond	16	Mar-20	EUR	(1,600)	(3,742,377)	(137,919)
German Euro Bund	88	Mar-20		(8,800)	(17,083,266)	(305,033)
U.S. Treasury 10 yr. Ultra Long Bond	224	Mar-20		$(22,400)	(32,627,000)	(783,528)
U.S. Treasury 5 yr. Note	375	Mar-20		(37,500)	(45,120,117)	(532,426)
						$(1,476,980)

Credit Default Swap Agreement:
The Fund had the following credit default swap agreement open at January 31, 2020:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT RECEIVED	UNREALIZED APPRECIATION
Morgan Stanley & Co. LLC* CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$13,365	$(1,201,184)	$(1,298,781)	$97,597

@	Amount is less than $0.50.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	Not rated.

Currency Abbreviations:
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
COP	Colombian Peso.
EGP	Egyptian Pound.
EUR	Euro.
GBP	British Pound.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
JPY	Japanese Yen.
MXN	Mexican Peso.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
RUB	Russian Ruble.
SEK	Swedish Krona.
USD	United States Dollar.
ZAR	South African Rand.

PORTFOLIO COMPOSITION** as of 01/31/20	Percentage of Total Investments
Corporate Bonds	32.6%
Sovereign	21.4
Asset-Backed Securities	16.5
Short-Term Investments	10.3
Mortgages - Other	10.0
U.S. Treasury Securities	3.8
Commercial Mortgage-Backed Securities	3.1
Senior Loan Interests	2.1
Collateralized Mortgage Obligations - Agency Collateral Series	0.2
Agency Fixed Rate Mortgages	0.0	***
	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2020.
***	Amount is less than 0.05%.
****	Does not include open long/short futures contracts with a value of $112,983,085 and net unrealized depreciation of $1,476,980. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $2,096,509. Also does not include an open swap agreement with unrealized appreciation of $97,597.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ▪ January 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$292,686,646	$—	†	$292,686,646
Sovereign	—	192,198,238	—		192,198,238
Agency Fixed Rate Mortgages	—	85,840	—		85,840
Asset-Backed Securities	—	147,885,549	—		147,885,549
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,425,685	—		1,425,685
Commercial Mortgage-Backed Securities	—	28,014,215	—		28,014,215
Mortgages - Other	—	89,379,048	—		89,379,048
U.S. Treasury Securities	—	34,568,216	—		34,568,216
Senior Loan Interests	—	19,272,940	—		19,272,940
Total Fixed Income Securities	—	805,516,377	—	†	805,516,377	†
Short-Term Investments
Sovereign	—	11,307,956	—		11,307,956
Commercial Paper	—	7,652,880	—		7,652,880
Corporate Bonds	—	6,698,179	—		6,698,179
U.S. Treasury Securities	—	30,602,788	—		30,602,788
Investment Company	44,685,075	—	—		44,685,075
Total Short-Term Investments	44,685,075	56,261,803	—		100,946,878
Foreign Currency Forward Exchange Contracts	—	3,703,191	—		3,703,191
Futures Contracts	281,926	—	—		281,926
Credit Default Swap Agreement	—	97,597	—		97,597
Total Assets	44,967,001	865,578,968	—	†	910,545,969	†
Liabilities:
Foreign Currency Forward Exchange Contracts:	—	(1,606,682)	—		(1,606,682)
Futures Contracts	(1,758,906)	—	—		(1,758,906)
Total Liabilities	(1,758,906)	(1,606,682)	—		(3,365,588)
Total	$43,208,095	$863,972,286	$—	†	$907,180,381	†

† Includes one security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$-	†
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-	†

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2020	$-	†

† Includes one security valued at zero.